Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Finance income, net
Finance (income) expense for the years ended December 31, 2022 and 2021 is comprised of:

	2022	2021
	$	$
Interest on contingent consideration	110	73
Interest on lease obligations	266	337
Interest and amortization of deferred financing costs on credit facility	—	84
Interest income	(3,912)	(437)
Bank fees and other	24	8
	(3,512)	65